TAX SITUATION (Tables)	12 Months Ended
Dec. 31, 2021
TAX SITUATION [Abstract]
Reconciliation Between the Statutory Income Tax Rate and Effective Tax Rate
The reconciliation of the statutory income tax rate to the effective tax rate for the Group is as follows:
	2021		2020		2019
	In millions	%	In millions	%	In millions	%

Theoretical tax and income tax rate in Perú	(1,573.2)	(29.50)	(66.1)	(29.50)	(1,762.2)	(29.50)
Decrease (Increase) in the statutory tax rate due to:
(i) Decrease (Increase) due to the profit of subsidiaries not domiciled in Perú	(12.8)	(0.24)	50.1	22.36	49.6	0.83
(ii) Provision tax on dividends	(78.6)	(1.47)	(44.6)	(19.91)	(142.1)	(2.39)
(iii) Non-taxable income, net	3.5	0.06	117.3	52.32	231.5	3.91
(iv) Change in estimate of deferred tax rate, net (Banco de Crédito de Bolivia)	–	–	53.3	23.80	–	–
Income tax and effective income tax rate	(1,660.99)	(31.15)	109.98	49.06	(1,623.18)	(27.14)

Income Tax Expenses
b)	Income tax expense for the years ended December 31, 2021, 2020 and 2019 comprises:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)
Current -
In Perú	945,937	926,361	1,469,497
In other countries	167,657	110,973	206,120
	1,113,594	1,037,334	1,675,617

Deferred -
In Perú	548,920	(927,130)	(30,862)
In other countries	(1,527)	(220,181)	(21,573)
	547,393	(1,147,311)	(52,435)
Total	1,660,987	(109,977)	1,623,182

Deferred Income Tax
c)	The following table presents a summary of the Group’s deferred income tax:

	2021	2020
	S/(000)	S/(000)
Deferred income tax asset, net
Deferred asset
Allowance for loan losses for loan portfolio	1,266,336	1,738,240
Provision for profit sharing	84,625	40,648
Provision for sundry expenses and risks	62,029	24,972
Carry forward tax losses	35,243	34,972
Provision for pending vacations	28,287	25,994
Depreciation of improvements for leased premises	28,177	24,945
Unrealized losses due to valuation of investments at fair value through other comprehensive income	23,744	999
Provision of Stock awards	14,641	15,325
Unrealized losses due to valuation of investments at fair value through other comprehensive income	7,372	21,062
Freezing credits (zero rate) and FAE funds	–	45,317
Provision of interest on overdue refinanced loans	–	24,254
Others	97,732	83,717

Deferred liability
Intangibles, net	(242,521)	(219,980)
Adjustment for difference in exchange of SUNAT and SBS	(119,246)	(28,424)
Buildings depreciation	(59,029)	(65,052)
Deferred acquisitions costs - DAC	(15,900)	(14,705)
Unrealized gain due to valuation of investments at fair value through other comprehensive income	(10,966)	(28,377)
Unrealized gain from valuation of fair value hedging derivatives	(8,800)	(13,714)
Buildings revaluation	(3,642)	(4,234)
Unrealized gain in valuation on cash flow hedge derivatives	(3,407)	(3,974)
Fluctuation of the fair value of the covered bonds	–	(1,707)
Others	(7,316)	(6,623)
Total	1,177,359	1,693,655

	2021	2020
	S/(000)	S/(000)
Deferred income tax liability, net
Deferred asset
Provision for sundry expenses and risks	20,710	18,634
Carry forward tax losses	19,757	19,443
Unrealized losses due to valuation of investments at fair value through other comprehensive income	16,636	20,488
Deferred income from commissions on remuneration	7,850	4,041
Provision for profit sharing	6,193	9,021
Others	16,519	21,514

Deferred liability
Intangibles, net	(41,179)	(41,491)
Gain generated in the reorganization of Pacífico EPS	(39,515)	(39,515)
Deferred acquisitions costs - DAC	(23,160)	(26,616)
Unrealized gain due to valuation of investments at fair value through other comprehensive income	(22,839)	(36,796)
Reserve for reinstatement premium costs and deductibles	(11,762)	(10,682)
Leasing operations related to loans	(3,409)	(3,595)
Buildings revaluation	(3,296)	(3,558)
Others	(47,563)	(36,417)
Total	(105,058)	(105,529)

Income Tax Returns of Major Subsidiaries Open for Examination by Tax Authorities
d)
The Peruvian Tax Authority has the right to review and, if necessary, amend the annual income tax returns filed by Peruvian subsidiaries up to four years after their filing date. Income tax returns of the major subsidiaries open for examination by the tax authorities are as follows:

Banco de Crédito del Perú S.A.	2016 to 2021
MiBanco, Banco de la Microempresa S.A.	2016 to 2021
Pacífico Compañía de Seguros y Reaseguros	2017 to 2021
Credicorp Capital Servicios Financieros	2017 to 2021
Credicorp Capital Perú	2017 to 2021
Credicorp Capital Holding Perú S.A.A.	2017 to 2021

Annual Income Tax Declarations Pending Examination by the Overseas Tax Authorities
The annual income tax declarations pending examination by the overseas tax authorities are the following:
Banco de Crédito de Bolivia	2016 to 2020
Credicorp Capital Colombia	2016 to 2020
Credicorp Capital Holding Chile	2019 to 2020